JPMorgan Active China ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Automobile Components — 2.0%
Fuyao Glass Industry Group Co. Ltd., Class A	34,900	184,983
Banks — 8.7%
China Construction Bank Corp., Class H	692,000	410,954
China Merchants Bank Co. Ltd., Class H	107,000	390,056
		801,010
Beverages — 6.6%
Kweichow Moutai Co. Ltd., Class A	2,000	447,038
Wuliangye Yibin Co. Ltd., Class A	8,900	156,883
		603,921
Broadline Retail — 6.3%
Alibaba Group Holding Ltd.	45,800	410,779
JD.com, Inc., Class A	14,900	168,015
		578,794
Chemicals — 1.8%
Wanhua Chemical Group Co. Ltd., Class A	16,600	161,538
Consumer Staples Distribution & Retail — 1.7%
Yifeng Pharmacy Chain Co. Ltd., Class A	30,400	160,456
Electrical Equipment — 0.9%
Hongfa Technology Co. Ltd., Class A	27,700	86,421
Electronic Equipment, Instruments & Components — 6.9%
BOE Technology Group Co. Ltd., Class A	408,500	204,567
Foxconn Industrial Internet Co. Ltd., Class A	89,431	165,292
Luxshare Precision Industry Co. Ltd., Class A	30,400	107,653
Sunny Optical Technology Group Co. Ltd.	13,400	82,362
Xiamen Faratronic Co. Ltd., Class A	6,600	79,007
		638,881
Entertainment — 2.8%
NetEase, Inc.	13,400	260,471
Food Products — 3.9%
Angel Yeast Co. Ltd., Class A	24,400	104,839
Anjoy Foods Group Co. Ltd., Class A	5,700	58,994
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	52,100	196,497
		360,330
Gas Utilities — 1.8%
ENN Energy Holdings Ltd.	21,800	162,276
Health Care Equipment & Supplies — 2.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,100	228,052
Health Care Providers & Services — 1.2%
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	15,800	114,858
Hotels, Restaurants & Leisure — 3.5%
H World Group Ltd., ADR	3,130	99,440
Meituan * (a)	27,300	219,580
		319,020

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 4.9%
Haier Smart Home Co. Ltd., Class H	93,200	263,352
Jason Furniture Hangzhou Co. Ltd., Class A	24,100	113,771
Oppein Home Group, Inc., Class A	8,500	72,494
		449,617
Independent Power and Renewable Electricity Producers — 3.1%
China Yangtze Power Co. Ltd., Class A	83,900	284,948
Insurance — 6.2%
China Pacific Insurance Group Co. Ltd., Class H	101,800	187,309
PICC Property & Casualty Co. Ltd., Class H	136,000	169,166
Ping An Insurance Group Co. of China Ltd., Class H	52,000	218,584
		575,059
Interactive Media & Services — 12.0%
Kanzhun Ltd., ADR	11,087	154,220
Tencent Holdings Ltd.	27,500	954,561
		1,108,781
Life Sciences Tools & Services — 0.9%
Wuxi Biologics Cayman, Inc. * (a)	30,000	78,946
Machinery — 1.9%
Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,200	89,660
Zhuzhou CRRC Times Electric Co. Ltd., Class A	4,141	19,206
Zhuzhou CRRC Times Electric Co. Ltd., Class H	26,900	66,035
		174,901
Media — 1.7%
Focus Media Information Technology Co. Ltd., Class A	193,000	151,817
Oil, Gas & Consumable Fuels — 4.2%
China Petroleum & Chemical Corp., Class H	334,000	173,748
PetroChina Co. Ltd., Class H	296,000	214,116
		387,864
Pharmaceuticals — 2.4%
Asymchem Laboratories Tianjin Co. Ltd., Class A	7,700	91,830
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	18,300	133,222
		225,052
Real Estate Management & Development — 2.3%
KE Holdings, Inc.	14,727	208,682
Semiconductors & Semiconductor Equipment — 4.5%
Flat Glass Group Co. Ltd., Class H	65,000	97,761
Hangzhou First Applied Material Co. Ltd., Class A	29,420	93,072
LONGi Green Energy Technology Co. Ltd., Class A	19,500	52,496
Montage Technology Co. Ltd., Class A	27,124	169,677
		413,006

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 2.2%
Hundsun Technologies, Inc., Class A	33,400	97,623
Kingdee International Software Group Co. Ltd. *	110,000	106,333
		203,956
Technology Hardware, Storage & Peripherals — 1.5%
Lenovo Group Ltd.	134,000	140,308
Textiles, Apparel & Luxury Goods — 1.5%
Shenzhou International Group Holdings Ltd.	16,000	142,487
Total Common Stocks (Cost $12,199,373)		9,206,435
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM, 5.47% (b) (c)(Cost $14,934)	14,927	14,937
Total Investments — 100.1% (Cost $12,214,307)		9,221,372
Liabilities in Excess of Other Assets — (0.1)%		(5,245)
NET ASSETS — 100.0%		9,216,127

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$184,983	$—	$184,983
Banks	—	801,010	—	801,010
Beverages	—	603,921	—	603,921
Broadline Retail	—	578,794	—	578,794
Chemicals	—	161,538	—	161,538
Consumer Staples Distribution & Retail	—	160,456	—	160,456
Electrical Equipment	—	86,421	—	86,421
Electronic Equipment, Instruments & Components	—	638,881	—	638,881

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$260,471	$—	$260,471
Food Products	—	360,330	—	360,330
Gas Utilities	—	162,276	—	162,276
Health Care Equipment & Supplies	—	228,052	—	228,052
Health Care Providers & Services	—	114,858	—	114,858
Hotels, Restaurants & Leisure	99,440	219,580	—	319,020
Household Durables	—	449,617	—	449,617
Independent Power and Renewable Electricity Producers	—	284,948	—	284,948
Insurance	—	575,059	—	575,059
Interactive Media & Services	154,220	954,561	—	1,108,781
Life Sciences Tools & Services	—	78,946	—	78,946
Machinery	—	174,901	—	174,901
Media	—	151,817	—	151,817
Oil, Gas & Consumable Fuels	—	387,864	—	387,864
Pharmaceuticals	—	225,052	—	225,052
Real Estate Management & Development	208,682	—	—	208,682
Semiconductors & Semiconductor Equipment	—	413,006	—	413,006
Software	—	203,956	—	203,956
Technology Hardware, Storage & Peripherals	—	140,308	—	140,308
Textiles, Apparel & Luxury Goods	—	142,487	—	142,487
Total Common Stocks	462,342	8,744,093	—	9,206,435
Short-Term Investments
Investment Companies	14,937	—	—	14,937
Total Investments in Securities	$477,279	$8,744,093	$—	$9,221,372
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$10,004	$350,666	$345,738	$3	$2	$14,937	14,927	$290	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.